Cover	Nov. 17, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 17, 2023
Entity Incorporation, State or Country Code	WA
Entity File Number	1-16305
Entity Address, Address Line One	355 110th Ave NEBellevue, WA 98004
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
Entity Tax Identification Number	91-1969407
City Area Code	(425)
Local Phone Number	454-6363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001085392
Entity Registrant Name	PUGET ENERGY, INC /WA
Document Information [Line Items]
Local Phone Number	454-6363
Entity Tax Identification Number	91-1969407
Entity Registrant Name	PUGET ENERGY, INC /WA
Subsidiaries
Cover [Abstract]
Entity Incorporation, State or Country Code	WA
Entity File Number	1-4393
Entity Address, Address Line One	355 110th Ave NE
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
Entity Tax Identification Number	91-0374630
City Area Code	(425)
Local Phone Number	454-6363
Written Communications	false
Amendment Flag	false
Entity Central Index Key	0000081100
Entity Registrant Name	PUGET SOUND ENERGY, INC.
Document Information [Line Items]
Local Phone Number	454-6363
Entity Tax Identification Number	91-0374630
Entity Registrant Name	PUGET SOUND ENERGY, INC.